Property, plant and equipment - Depreciation and narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	$ 509	$ 422	$ 419
Write-downs (reversals of write-downs) of property, plant and equipment	73	31	10
Carrying amount as of December 31, 2019	339
Depreciation expense in continuing operations for the year ended December 31, 2019	91
Real estate
Disclosure of detailed information about depreciation [Line Items]
Carrying amount as of December 31, 2019	280
Depreciation expense in continuing operations for the year ended December 31, 2019	73
Non-real estate
Disclosure of detailed information about depreciation [Line Items]
Carrying amount as of December 31, 2019	59
Depreciation expense in continuing operations for the year ended December 31, 2019	18
Cost of sales
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	466	387	382
Selling, marketing and distribution expenses
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	0	0	0
General and administration expenses
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	16	10	7
Discontinued operations
Disclosure of detailed information about depreciation [Line Items]
Depreciation for the year	$ 27	$ 25	$ 30